Members' Equity And Corporate Reorganization - Schedule of Capital Units (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
Capital Units [Member]
Capital Unit [Line Items]
Share issuance costs	$ 50,068